PROPERTY, PLANT AND EQUIPMENT - Summary (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment
Beginning balance	R$ 50,656,634	R$ 38,169,703
Additions	11,281,141	11,623,984
Additions of merged companies	589,165	3,829,344
Write-offs	(251,392)	(142,205)
Depreciation, property, plant and equipment	(3,029,130)	(2,802,056)
Transfer and other	42,651	(22,136)
Ending balance	59,289,069	50,656,634
Cerrado Project
Property, Plant and Equipment
Additions	393,042	1,832,746
Land [member]
Property, Plant and Equipment
Beginning balance	14,486,408	9,791,102
Additions	54,027	5,089
Additions of merged companies	4,572	3,829,344
Write-offs	(25,090)	(69,773)
Transfer and other	339,272	930,646
Ending balance	R$ 14,859,189	14,486,408
Buildings [member]
Property, Plant and Equipment
Average rate %	3.57%
Property, Plant and Equipment
Beginning balance	R$ 5,764,977	5,838,721
Additions	15	516
Additions of merged companies	111,495
Write-offs	(36,184)	(10,613)
Depreciation, property, plant and equipment	(313,304)	(310,429)
Transfer and other	379,495	246,782
Ending balance	R$ 5,906,494	5,764,977
Machinery and equipment and facilities
Property, Plant and Equipment
Average rate %	6.36%
Property, Plant and Equipment
Beginning balance	R$ 19,618,653	20,604,796
Additions	467,032	381,741
Additions of merged companies	453,617
Write-offs	(133,249)	(58,435)
Depreciation, property, plant and equipment	(2,570,734)	(2,367,163)
Transfer and other	2,702,633	1,057,714
Ending balance	20,537,952	19,618,653
Construction in progress [member]
Property, Plant and Equipment
Beginning balance	10,373,151	1,603,915
Additions	10,742,118	11,220,806
Additions of merged companies	8,306
Write-offs
Transfer and other	(3,638,466)	(2,451,570)
Ending balance	R$ 17,485,109	10,373,151
Other
Property, Plant and Equipment
Average rate %	17.75%
Property, Plant and Equipment
Beginning balance	R$ 413,445	331,169
Additions	17,949	15,832
Additions of merged companies	11,175
Write-offs	(56,869)	(3,384)
Depreciation, property, plant and equipment	(145,092)	(124,464)
Transfer and other	259,717	194,292
Ending balance	500,325	413,445
Cost
Property, Plant and Equipment
Beginning balance	80,946,127	65,865,068
Ending balance	92,324,815	80,946,127
Cost | Land [member]
Property, Plant and Equipment
Beginning balance	14,486,408	9,791,102
Ending balance	14,859,189	14,486,408
Cost | Buildings [member]
Property, Plant and Equipment
Beginning balance	9,644,875	9,415,818
Ending balance	10,032,317	9,644,875
Cost | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	45,160,365	43,949,632
Ending balance	48,456,537	45,160,365
Cost | Construction in progress [member]
Property, Plant and Equipment
Beginning balance	10,373,151	1,603,915
Ending balance	17,485,109	10,373,151
Cost | Other
Property, Plant and Equipment
Beginning balance	1,281,328	1,104,601
Ending balance	1,491,663	1,281,328
Depreciation
Property, Plant and Equipment
Beginning balance	(30,289,493)	(27,695,365)
Ending balance	(33,035,746)	(30,289,493)
Depreciation | Land [member]
Property, Plant and Equipment
Beginning balance
Depreciation | Buildings [member]
Property, Plant and Equipment
Beginning balance	(3,879,898)	(3,577,097)
Ending balance	(4,125,823)	(3,879,898)
Depreciation | Machinery and equipment and facilities
Property, Plant and Equipment
Beginning balance	(25,541,712)	(23,344,836)
Ending balance	(27,918,585)	(25,541,712)
Depreciation | Construction in progress [member]
Property, Plant and Equipment
Beginning balance
Depreciation | Other
Property, Plant and Equipment
Beginning balance	(867,883)	(773,432)
Ending balance	R$ (991,338)	R$ (867,883)